Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Premiums	$ 241,704	$ 235,783	$ 240,604
Policy fees	1,286,614	1,172,357	932,737
Premiums and policy fees, ceded	(120,221)	(119,767)	(124,184)
Net premiums and policy fees	1,408,097	1,288,373	1,049,157
Interest and similar income, net	3,957,298	3,592,117	3,632,406
Change in fair value of assets and liabilities	1,841,989	921,265	(157,279)
Realized investment gains, net	77,762	188,297	227,701
Fee and commission revenue	282,058	261,926	212,458
Other revenue	29,762	44,853	28,248
Total revenue	7,596,966	6,296,831	4,992,691
Benefits and expenses:
Policyholder benefits	689,319	834,552	973,757
Change in fair value of annuity embedded derivatives	4,955,984	1,598,061	1,140,185
Benefit recoveries	(371,608)	(268,067)	(286,714)
Net interest credited to account values	602,130	1,539,473	1,062,975
Net benefits and expenses	5,875,825	3,704,019	2,890,203
Commissions and other agent compensation	1,537,224	978,316	859,823
General and administrative expenses	676,815	663,319	645,656
Change in deferred acquisition costs, net	(673,086)	206,699	684,350
Total benefits and expenses	7,416,778	5,552,353	5,080,032
Income (loss) from operations before income taxes	180,188	744,478	(87,341)
Income tax expense (benefit):
Current	265,586	42,854	280,018
Deferred	(240,863)	160,438	(324,977)
Income tax expense (benefit) as reported	24,723	203,292	(44,959)
Net income (loss)	155,465	541,186	(42,382)
Realized investment (losses), net:
Total other-than-temporary impairment losses on securities	(6,445)	(15,048)	(28,768)
Portion of loss recognized in other comprehensive income	0	0	0
Net impairment losses recognized in realized investment gains, net	(6,445)	(15,048)	(28,768)
Other net realized gains	84,207	203,345	256,469
Net realized investment gains	$ 77,762	$ 188,297	$ 227,701